SUBSEQUENT EVENTS (unaudited) (Details) (2007 Share Incentive Plan [Member], USD $)	9 Months Ended	12 Months Ended		2 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 04, 2013 Subsequent Event [Member]	Dec. 04, 2013 Subsequent Event [Member] Director [Member]	Dec. 04, 2013 Subsequent Event [Member] Employee [Member]
Subsequent Event [Line Items]
Number of shares authorized for grant under the plan	15,500,000	14,500,000	21,500,000
The minimum number of ordinary shares that can be issued subject to an annual increase on the first day of each fiscal year during the term of the 2007 Share Incentive Plan, beginning on January 1, 2014				1,202,000	3,824,000
The increase amount of reserved shares under the 2007 plan to be added on January 1st of every year commencing 2014, if less then two percent of the outstanding ordinary shares on the last day of the immediately preceding year			5,000,000
The percent of reserved shares under the 2007 plan to be added on January 1st of every year commencing 2014, if less then 5,000,000 ordinary shares			2.00%
Exercise price of ordinary shares that can be issued through stock option grants approved by the Board of Directors				$ 1.27	$ 1.27
Vesting period	4 years	4 years		3 years	4 years